Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 1,855,700	$ 208,600	$ 315,500	$ 50,500	$ 0	$ 1,810,900	$ 0	$ 0	$ 4,241,200
Bolivia, Cochabamba and Oruro
Total	6,200	191,300	5,900	0	0	0	0	0	203,400
Bolivia, Cochabamba and Oruro | A.J.A.M SENARECOM-SIN
Total	6,200	191,300	0	0	0	0	0	0	197,500
Bolivia, Cochabamba and Oruro | G.A.M.O.
Total	0	0	5,900	0	0	0	0	0	5,900
Morocco, Rabat-Salé-Kénitra
Total	1,718,100	0	0	50,500	0	1,810,900	0	0	3,579,500
Morocco, Rabat-Salé-Kénitra | General Tax Administration
Total	1,718,100	0	0	50,500	0	0	0	0	1,768,600
Morocco, Rabat-Salé-Kénitra | Office National des Hydrocarbures et des Mines
Total	0	0	0	0	0	1,810,900	0	0	1,810,900
United Kingdom, Scotland, Perth and Kinross
Total	131,400	17,300	13,200	0	0	0	0	0	161,900
United Kingdom, Scotland, Perth and Kinross | Forestry Commission of Scotland
Total	0	17,300	0	0	0	0	0	0	17,300
United Kingdom, Scotland, Perth and Kinross | Scottish Environment Protection Agency
Total	0	0	13,200	0	0	0	0	0	13,200
United Kingdom, Scotland, Perth and Kinross | Revenue Scotland LBTT Refund Regs of Scotland Fees & Assignations for leases
Total	(1,100)	0	0	0	0	0	0	0	(1,100)
United Kingdom, Scotland, Perth and Kinross | Perth & Kinross Council
Total	132,500	0	0	0	0	0	0	0	132,500
United States, Nevada
Total	0	0	296,400	0	0	0	0	0	296,400
United States, Nevada | Bureau of Land Management
Total	$ 0	$ 0	$ 296,400	$ 0	$ 0	$ 0	$ 0	$ 0	$ 296,400